COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount	$ 1,018	$ 766	$ 1,608	$ 1,727	$ 5,815	$ 3,708
Interest rate					100.00%
Support grants terms					12 months
Royalties amount payable					$ 5,800
Royalties amount payable including interest					6,500
Research and Development Arrangement [Member]
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount					$ 5,800
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest					3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest					5.00%